Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

17.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed, or probable and for which a provision should be established in the accompanying financial statements.

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2013, net of commissions are:

For the year:	Amount
2014	$42,998,128
2015	20,848,780
2016	3,705,000
Total	$67,551,908

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 18 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

On November 12, 2013, the Company’s Annual Meeting of Shareholders ratified the Company's execution and delivery and approved the Company's performance, of a corporate guarantee to act as joint and several guarantor, along with Paragon in connection with a credit facility of $69,000,000 entered into on May 17, 2013, by Irises Shipping Ltd. and Nereus Navigation Ltd., wholly owned subsidiaries of Paragon with China Development Bank. The facility provides partial finance on delivery for two 4,800 TEU containerships under construction, that were expected to be delivered in 2014, subject to certain contingencies and conditions. In December 2013, Paragon announced the cancellation of one of its two 4,800 TEU containership newbuilding contracts and the expected delivery of the remaining vessel in the second quarter of 2014. Paragon has granted an option to the Company to acquire the vessel at any time prior to its delivery to Paragon or purchase such vessel at any time after its delivery to Paragon, so long as the vessel is owned by Paragon at such time at the higher of the cost to Paragon or the fair market value. The credit facility can be freely transferred to the Company, if the Company decides to declare its option to acquire the vessel.